Basis of Presentation	12 Months Ended
Jan. 31, 2015
Basis Of Presentation
Basis of Presentation

1.  Basis of Presentation

The following unaudited pro forma financial statements of Akoustis Technologies, Inc., formerly known as Danlax Corp, a public reporting company (the “Parent”) and Akoustis, Inc. (the “Company” and/or “Akoustis”) are provided to assist you in your analysis of the financial aspects of the consolidated entity.

The unaudited pro forma statement of operations for the year ended March 31, 2015 combines the unaudited historical statements of operations of the Parent for the 12 months ended January 31, 2015, which are derived from the Parent’s unaudited quarterly financial information, with the audited statement of operations of Akoustis for the period from May 12, 2014 (Date of Inception) to March 31, 2015.

The unaudited pro forma balance sheet combines the historical unaudited January 31, 2015 balance sheet of the Parent with the audited balance sheet of Akoustis as of March 31, 2015.

The Merger is being accounted for as a “reverse merger,” and Akoustis, Inc., is deemed to be the accounting acquirer in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Akoustis, Inc., and will be recorded at the historical cost basis of Akoustis, Inc., and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Akoustis, Inc., historical operations of Akoustis, Inc., and operations of the Company and its subsidiaries from the closing date of the Merger. As a result of the issuance of the shares of our Common Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger.